Summary of Significant Accounting Policies - Schedule of Unaudited Pro Forma Basic and Diluted Net Loss Per Share of Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (16,760)	$ (11,408)	$ (9,511)	$ (6,734)	$ (5,556)	$ (5,241)	$ (37,679)	$ (17,531)	$ (27,570)	$ (14,680)
Denominator:
Weighted average shares of common stock outstanding	3,194,471			1,713,371			2,380,100	1,622,546	1,668,549	1,402,928
Conversion of convertible preferred stock									30,437,423
Shares issued in computing unaudited pro forma weighted average basic and diluted shares of common stock outstanding									32,105,972
Pro forma net loss per common share, basic and diluted									$ (0.86)